Business Combination (Details) - USD ($)		6 Months Ended		12 Months Ended
	Nov. 28, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jan. 22, 2026	Jan. 14, 2026	Aug. 29, 2025
Business Combination [Line Items]
Special shares (in Shares)					70	26,218
Interest rate		16.00%
Commitment fee		$ 424,019
interest payable		$ 454,025		$ 448,417
Leasing term		20 years
Price per share (in Dollars per share)		$ 92.81
Net liabilities acquired				5,139,442
Net gain (loss)		$ 164,992		3,263,489
Revenue		404,394
Conversion of principal amount	$ 4,909,995	$ 4,909,995
Discount rate		10.00%
Gain on debt settlement	$ 1,893,196	$ 1,893,196
Outstanding balance		4,143,982		4,143,982
Remaining principal amount		$ 6,082,383		$ 7,633,966
Trading days		7 years
Class A Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares)							6,441
Class B Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares)	212,265			32,549
Special Shares Issued [Member]
Business Combination [Line Items]
Special shares (in Shares)		218,706
First Towers [Member]
Business Combination [Line Items]
Fair value of consideration		$ 34,432,687
Principal amount		$ 14,133,966
Maturity date		Aug. 19, 2031
Interest expense		$ 454,025
Interest amount		6,536,408		$ 8,082,383
Goodwill		39,572,129
Net gain (loss)		564,023
Impairment loss				39,572,129
Cash payment		$ 14,133,966
Gain on change in fair value of financial liabilities				766,013
First Towers to PGC [Member]
Business Combination [Line Items]
Price per share (in Dollars per share)		$ 6.12
Aggregate principal amount		$ 4,153,078
New loan		2,068,633
Cash payment		$ 500,000		500,000
First Towers to PGC [Member] | Class B Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares)		24,762
First Towers to Dunstan [Member]
Business Combination [Line Items]
Aggregate principal amount		$ 756,917
New loan		$ 602,325
First Towers to Dunstan [Member] | Class B Special Shares [Member]
Business Combination [Line Items]
Special shares (in Shares)		7,787
PGC DSA and Dunstan DSA [Member]
Business Combination [Line Items]
Interest expense		$ 155,506
Fair value of settlement				754,356
Common Shares [Member] | PGC DSA and Dunstan DSA [Member]
Business Combination [Line Items]
Special shares (in Shares)	1,213,333
Consideration Note [Member]
Business Combination [Line Items]
Fair value of consideration				34,432,687
Maturity date		Aug. 19, 2027
Repayment of note		$ 8,500,000		6,500,000
Goodwill				$ 39,572,129
Consideration Note [Member] | Common Shares [Member]
Business Combination [Line Items]
Repayment of note		$ 2,000,000